Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Current Assets
Cash and cash equivalents	$ 894,206	$ 2,994,885
Trade accounts receivable, net	280,793	273,674
Other receivable	1,800,000
Inventory, net	1,318,662	1,636,120
Other current assets, net	132,674	527,827
Total Current Assets	4,426,335	5,432,506
Property and equipment, net	239,943	9,270,193
Right-of-use assets, net	403,107	448,240
Investment in unconsolidated entities, net		206,231
Intangible assets	402,144	545,372
Other assets	1,163,385	1,177,173
TOTAL ASSETS	6,634,914	17,079,715
Current Liabilities
Accounts payable	1,304,046	1,028,510
Accrued and other current liabilities	2,611,951	2,632,770
Accrued sales commission payable	1,742,309	2,357,643
Employee stock warrants liability		148,267
State and local taxes payable	1,545,463	1,446,503
Note payable	1,200,000
Convertible notes payable	262,782	24,827,086
Total Current Liabilities	8,666,551	39,362,822
Non-current convertible notes payable, related party	324,521
Lease liability, long-term	416,277	440,478
TOTAL LIABILITIES	9,407,349	39,803,300
Commitments and Contingencies
STOCKHOLDERS’ DEFICIT
Treasury Stock		(626,187)
Additional paid in capital	110,699,858	84,619,762
Shares to be issued	12,146	12,146
Accumulated deficit	(113,167,915)	(106,456,378)
Accumulated other comprehensive loss	(354,792)	(308,305)
TOTAL STOCKHOLDERS’ DEFICIT	(2,772,435)	(22,723,585)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	6,634,914	17,079,715
Series A Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT
Preferred stock value	310	310
Series B Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT
Preferred stock value
Series C Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT
Preferred stock value	322	322
Series D Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT
Preferred stock value	3
Common Class A [Member]
STOCKHOLDERS’ DEFICIT
Common stock value	37,633	34,745
Common Class B [Member]
STOCKHOLDERS’ DEFICIT
Common stock value
Related Party [Member]
Current Assets
Trade accounts receivable, net	280,793	10,348
Current Liabilities
Note payable		$ 6,922,043